Note 19 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning of period		$ 6,768		$ 7,139
- Option payments				2,800
- Consumables and drilling		1,218		189
- Labour		208		46
- Power		39		24
Reallocate to assets held for sale *	[1]			(500)
Impairment *		(3,837)	[2]	(2,930)	[1]
- Mining claims acquired		4,000
Decommissioning asset acquired		135
- Contractor		117
Balance		8,648		6,768
Glen Hume [Member]
Statement Line Items [Line Items]
Balance at beginning of period		2,661		0
- Option payments				2,500
- Consumables and drilling		1,074		161
- Labour		60		0
- Power		0		0
Reallocate to assets held for sale *	[1]			0
Impairment *		(3,837)	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		42
Balance		0		2,661
Connemara North [Member]
Statement Line Items [Line Items]
Balance at beginning of period		300		0
- Option payments				300
- Consumables and drilling		71		0
- Labour		41		0
- Power		0		0
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		51
Balance		463		300
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period		0		0
- Option payments				0
- Consumables and drilling		14		0
- Labour		47		0
- Power		0		0
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		4,000
Decommissioning asset acquired		135
- Contractor		0
Balance		4,196		0
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,523		3,441
- Option payments				0
- Consumables and drilling		16		28
- Labour		46		35
- Power		33		19
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		0
Balance		3,618		3,523
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Balance at beginning of period		0		3,416
- Option payments				0
- Consumables and drilling		0		0
- Labour		0		11
- Power		0		3
Reallocate to assets held for sale *	[1]			(500)
Impairment *		0	[2]	(2,930)	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		0
Balance		0		0
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period		284		282
- Option payments				0
- Consumables and drilling		0		0
- Labour		0		0
- Power		6		2
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		0
Balance		290		284
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period		0		0
- Option payments				0
- Consumables and drilling		12		0
- Labour		4		0
- Power		0		0
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		0
Balance		16		0
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period		0		0
- Option payments				0
- Consumables and drilling		31		0
- Labour		10		0
- Power		0		0
Reallocate to assets held for sale *	[1]			0
Impairment *		0	[2]	0	[1]
- Mining claims acquired		0
Decommissioning asset acquired		0
- Contractor		24
Balance		$ 65		$ 0

[1]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020. The sale was completed on July 27, 2021.
[2]	Caledonia has completed sufficient work to establish that the potential orebody at the Glen Hume property will not meet Caledonia’s requirements in terms of size, grade and width. Accordingly, Caledonia will not exercise the option to acquire this property. The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment (refer to note 4(h)).